License Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
License Agreement
License Agreement

5. License Agreement

On July 11, 2013, Jaguar entered into an option to license Napo’s intellectual property and technology (the “Option Agreement”). Under the Option Agreement, upon the payment of $100,000 in July 2013, the Company obtained an option for a period of two years to execute an exclusive worldwide license to Napo’s intellectual property and technology to use for the Company’s animal health business. The option price was creditable against future license fees to be paid to Napo under the License Agreement (as defined below).

In January 2014, the Company exercised its option and entered into a license agreement (the “License Agreement”) with Napo for an exclusive worldwide license to Napo’s intellectual property and technology to permit the Company to develop, formulate, manufacture, market, use, offer for sale, sell, import, export, commercialize and distribute products for veterinary treatment uses and indications for all species of animals. The Company was originally obligated to pay a one-time non-refundable license fee of $2,000,000, less the option fee of $100,000. At the Company’s option, the license fee could have been paid in common stock. Milestone payments aggregating $3,150,000 may also be due to Napo based on regulatory approvals of various veterinary products. In addition to the milestone payments, the Company will owe Napo an 8% royalty on annual net sales of products derived from the Croton lechleri tree, up to $30,000,000 and then, a royalty of 10% on annual net sales of $30,000,000 or more. Additionally, if any other products are developed, the Company will owe Napo a 2% royalty on annual net sales of pharmaceutical prescription products that are not derived from Croton lechleri and a 1% royalty on annual net sales of nonprescription products that are not derived from Croton lechleri. The royalty term expires at the longer of 10 years from the first sale of each individual product or when there is no longer a valid patent claim covering any of the products and a competitive product has entered the market. However, because an IPO of at least $10,000,000 was consummated prior to December 31, 2015, the royalty was reduced to 2% of annual net sales of its prescription products derived from Croton lechleri and 1% of net sales of its nonprescription products derived from Croton lechleri and no milestone payment will be due and no royalties will be owed on any additional products developed.  As of September 30, 2015, $2,214 is the amount of royalties due Napo.

In addition to receiving a License Agreement to Napo’s intellectual property and technology, the License also transferred to the Company certain materials and equipment. Materials transferred from Napo have been included in research and development expense on the statements of operations and comprehensive loss during the year ended December 31, 2014. Equipment of $817,374 related to the License is included on the balance sheet at September 30, 2015 at the cost paid by Napo, which approximates fair value. As of September 30, 2015, the equipment has not been placed into service. The Company will begin depreciating the equipment on a straight-line basis over its estimated life of 10 years at the time it is placed into service.

The Company has agreed under the License Agreement to defend, indemnify and hold Napo, its affiliates, and the officers, directors, employees, consultants and contractors of Napo harmless from and against any losses, costs, damages, liabilities, fees and expenses arising out of any third-party claim related to the Company’s gross negligence, breach of covenants or the manufacture, sale or use of the product or products.

In January 2015, the License Agreement was amended to decrease the one-time non-refundable license fee payable from $2,000,000 to $1,750,000 in exchange for acceleration of the payment of the fee. In 2015, payments totalling $1,175,000 will be made, with the balance paid during the first quarter of 2016. Additionally, the terms of the License Agreement were amended to require the mutual agreement of the parties for payment of the license fee to be remitted in the form of the Company’s common stock. The Company may also, at its sole discretion, elect to remit any milestone payments and/or royalties in the form of the Company’s common stock.  Given that Napo is a significant shareholder of the Company, the abatement of the license fee amount has been recorded as a capital contribution in the accompanying condensed financial statements.

5. License Agreement

        On July 11, 2013, Jaguar entered into an option to license Napo's intellectual property and technology (the "Option Agreement"). Under the Option Agreement, upon the payment of $100,000 in July 2013, the Company obtained an option for a period of two years to execute an exclusive worldwide license to Napo's intellectual property and technology to use for the Company's animal health business. The option price was creditable against future license fees to be paid to Napo under the License Agreement (as defined below). As such, $100,000 is included on the balance sheet as a prepaid license fee at December 31, 2013.

        In January 2014, the Company exercised its option and entered into a license agreement (the "License Agreement") with Napo for an exclusive worldwide license to Napo's intellectual property and technology to permit the Company to develop, formulate, manufacture, market, use, offer for sale, sell, import, export, commercialize and distribute products for veterinary treatment uses and indications for all species of animals. The Company was originally obligated to pay a one-time non-refundable license fee of $2,000,000, less the option fee of $100,000. At the Company's option, the license fee could have been paid in common stock. Milestone payments may also be due to Napo aggregating $3,150,000 based on regulatory approvals of various veterinary products. In addition to the milestone payments, the Company will owe Napo an 8% royalty on annual net sales of products derived from Croton lechleri, up to $30,000,000 and then, a royalty of 10% on annual net sales of $30,000,000 or more. Additionally, if any other products are developed, the Company will owe Napo a 2% royalty on annual net sales of pharmaceutical prescription products that are not derived from Croton lechleri and a 1% royalty on annual net sales of nonprescription products that are not derived from Croton lechleri. The royalty term expires at the longer of 10 years from the first sale of each individual product or when there is no longer a valid patent claim covering any of the products and a competitive product has entered the market. However, in the event of an IPO of at least $10,000,000 prior to December 31, 2015, the royalty shall be reduced to 2% of annual net sales of its prescription products derived from Croton lechleri and 1% of net sales of its nonprescription products derived from Croton lechleri and no milestone payment will be due and no royalties will be owed on any additional products developed.

        In addition to receiving a License Agreement to Napo's intellectual property and technology, the License also transferred to the Company certain materials and equipment. Materials transferred from Napo have been included in research and development expense on the statements of comprehensive loss. Equipment of $817,374 related to the License is included on the balance sheet at December 31, 2014 at the cost paid by Napo, which approximates fair value. As of December, 2014, the equipment has not been placed into service. The Company will begin depreciating the equipment on a straight-line basis over its estimated life of 10 years at the time it is placed into service.

        The Company has agreed under the License Agreement to defend, indemnify and hold Napo, its affiliates, and the officers, directors, employees, consultants and contractors of Napo harmless from and against any losses, costs, damages, liabilities, fees and expenses arising out of any third-party claim related to the Company's gross negligence, breach of covenants or the manufacture, sale or use of the product or products.

        In January 2015, the License Agreement was amended to decrease the one-time non-refundable license fee payable from $2,000,000 to $1,750,000 in exchange for acceleration of the payment of the fee. During the year ended 2015, payments totaling $1,175,000 will be made, with the balance paid during the first quarter of 2016. Additionally, the terms of the License Agreement were amended to require the mutual agreement of the parties for payment of the license fee to be remitted in the form of the Company's common stock. The Company may also, at its sole discretion, elect to remit any milestone payments and/or royalties in the form of the Company's common stock.